Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 974,260	$ 957,655
Change in unbilled services (unbilled revenue)	$ 16,605
Percentage change in unbilled services (unbilled revenue)	1.70%
Unearned revenue (payments on account)	$ (1,580,235)	(1,507,449)
Change in unearned revenue (payments on account)	$ (72,786)
Percentage change in unearned revenue (payments on account)	4.80%
Net balance	$ (605,975)	$ (549,794)
Change in net balance	$ (56,181)
Percentage change in net balance	10.20%